Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	598,868,984.14	30,858
Yield Supplement Overcollateralization Amount 03/31/21	28,245,813.02	0
Receivables Balance 03/31/21	627,114,797.16	30,858
Principal Payments	27,406,794.70	788
Defaulted Receivables	397,872.18	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	26,598,531.72	0
Pool Balance at 04/30/21	572,711,598.56	30,054

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.91%
Prepayment ABS Speed	1.79%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,704,025.10	79
Past Due 61-90 days	594,756.20	29
Past Due 91-120 days	177,369.02	8
Past Due 121+ days	0.00	0
Total	2,476,150.32	116

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	339,692.03
Aggregate Net Losses/(Gains) - April 2021	58,180.15
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.11%
Prior Net Losses Ratio	0.16%
Second Prior Net Losses Ratio	0.06%
Third Prior Net Losses Ratio	0.55%
Four Month Average	0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.16%

Overcollateralization Target Amount	6,586,183.38
Actual Overcollateralization	6,586,183.38
Weighted Average APR	3.71%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	50.57

Flow of Funds	$ Amount
Collections	29,686,110.43
Investment Earnings on Cash Accounts	130.88
Servicing Fee	(522,595.66)
Transfer to Collection Account	-
Available Funds	29,163,645.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	285,221.01
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,520,392.26
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,586,183.38
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,974,142.75

Total Distributions of Available Funds	29,163,645.65

Servicing Fee	522,595.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 04/15/21	591,981,990.82
Principal Paid	25,856,575.64
Note Balance @ 05/17/21	566,125,415.18

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2a
Note Balance @ 04/15/21	160,484,888.11
Principal Paid	21,268,822.69
Note Balance @ 05/17/21	139,216,065.42
Note Factor @ 05/17/21	60.0586995%

Class A-2b
Note Balance @ 04/15/21	34,617,102.71
Principal Paid	4,587,752.95
Note Balance @ 05/17/21	30,029,349.76
Note Factor @ 05/17/21	60.0586995%

Class A-3
Note Balance @ 04/15/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	281,800,000.00
Note Factor @ 05/17/21	100.0000000%

Class A-4
Note Balance @ 04/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	76,830,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	25,500,000.00
Note Factor @ 05/17/21	100.0000000%

Class C
Note Balance @ 04/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	12,750,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	332,927.26
Total Principal Paid	25,856,575.64
Total Paid	26,189,502.90

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	73,555.57
Principal Paid	21,268,822.69
Total Paid to A-2a Holders	21,342,378.26

Class A-2b
One-Month Libor	0.11463%
Coupon	0.36463%
Interest Paid	11,219.94
Principal Paid	4,587,752.95
Total Paid to A-2b Holders	4,598,972.89

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3927511
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.5027553
Total Distribution Amount	30.8955064

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3173234
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	91.7550591
Total A-2a Distribution Amount	92.0723825

A-2b Interest Distribution Amount	0.2243988
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	91.7550590
Total A-2b Distribution Amount	91.9794578

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	252.18
Noteholders' Third Priority Principal Distributable Amount	493.10
Noteholders' Principal Distributable Amount	254.72

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	8,498,098.59
Investment Earnings	122.20
Investment Earnings Paid	(122.20)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$659,352.53	$1,578,798.62	$2,086,464.38
Number of Extensions	26	58	76
Ratio of extensions to Beginning of Period Receivables Balance	0.11%	0.24%	0.31%